ISSUED CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
ISSUED CAPITAL.
Schedule of total ordinary shares issued and outstanding

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding as at 31 December 2016	124,935,162
Shares issued during the year	389,791
Total shares issued and outstanding as at 31 December 2017	125,324,953
Shares issued during the year (1)	562,137,374
Total shares issued and outstanding as at 31 December 2018	687,462,327
(1)	Includes issuance of 104,490,194 and 456,954,532 ordinary shares in March and April 2018, respectively, in connection with the Company’s equity capital raise to fund its Eagle Ford acquisition.

Schedule of issued capital

	2018	2017
Year ended 31 December	US$’000	US$’000
b) Issued Capital
Balance at beginning of period	372,764	373,585
Shares issued in connection with:
Shares issued in conjunction with private placement	253,517	—
Total shares issued during the period	253,517	—
Cost of capital raising during the period	(10,297)	—
Derecognition of deferred tax asset (see Note 8)	—	(821)
Balance at end of period	615,984	372,764

Schedule of restricted share units outstanding

	2018	2017
Grant Date	No. of RSUs	No. of RSUs
28 May 2015	—	51,504
28 May 2015	—	154,511
24 June 2015	—	112,257
24 June 2015	—	226,788
1 August 2015	—	10,700
15 March 2016 (1)(2)	442,810	682,495
27 May 2016 (1)(2)	434,234	434,234
29 June 2016 (1)	49,688	163,376
3 January 2017	—	18,750
17 February 2017 (1)	457,203	662,767
25 May 2017 (1)	372,419	372,419
23 October 2017 (1)	74,500	74,500
23 October 2017	75,000	150,000
29 December 2017	110,607	266,036
26 December 2018 (3)	3,558,734	—
26 December 2018 (4)	3,558,735	—
Total RSUs outstanding	9,133,930	3,380,337
(1)	ATSR RSUs vest based on 3‑year total shareholder return. These are described in more detail in the Remuneration Report.
(2)	Subsequent to 31 December 2018, the vesting were not met and the awards were forfeited in 2019.
(3)	TSR RSUs vest based on 3-year total shareholder return versus the XOP index. These are described in more detail in the Remuneration Report.
(4)	Company performance-based RSUs vest based on 2019 and 2020 EBITDA per debt adjusted share and production per debt adjusted share. These are described in more detail in the Remuneration Report.